Goodwill & Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill & Other Intangible Assets [Abstract]
Goodwill & Other Intangible Assets

3. GOODWILL & OTHER INTANGIBLE ASSETS

The Corporation's goodwill and intangible assets related to the acquisitions of Lau in July, 2008, FKF in July, 2010 and PWMG in May, 2011, for the years ending December 31, 2011 and 2010 are as follows:

(dollars in thousands)	Beginning Balance 1/1/11	Additions/ Adjustments	Amortization	Ending Balance 12/31/11	Amortization Period
Goodwill—Lau	$7,918	$1,928	$—	$9,846	Indefinite
Goodwill—FKF	9,741	(619)	—	9,122	Indefinite
Goodwill—PWMG	—	5,721	—	5,721	Indefinite

Total	$17,659	$7,030	$—	$24,689
Core deposit intangible	1,951	—	(323)	1,628	10 Years
Customer relationships	4,473	8,610	(707)	12,376	20 Years
Non compete agreement	400	3,830	(460)	3,770	10 Years
Brand (trade name)	240	—	—	240	Indefinite

Total	$7,064	$12,440	$(1,490)	$18,014

Grand Total	$24,723	$19,470	$(1,490)	$42,703

(dollars in thousands)	Beginning Balance 1/1/10	Additions/ Adjustments	Amortization	Ending Balance 12/31/10	Amortization Period
Goodwill—Lau	$6,301	$1,617	$—	$7,918	Indefinite
Goodwill – FKF	—	9,741	—	9,741	Indefinite

Total	$6,301	$11,358	$—	$17,659
Core deposit intangible	—	2,127	(176)	1,951	10 Years
Customer relationships	4,728	—	(255)	4,473	20 Years
Non compete agreement	453	—	(53)	400	10 Years
Brand (trade name)	240	—	—	240	Indefinite

Total	$5,421	$2,127	$(484)	$7,064

Grand Total	$11,722	$13,485	$(484)	$24,723

Under the terms of the Lau Associates acquisition, the Corporation recorded the final earn-out payment of $1.9 million, which will be payable during the first quarter of 2012.